Note 10 - Other Comprehensive Loss (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Comprehensive Income (Loss) [Table Text Block]
	Twelve Months Ended March 31, 2021
	Before-Tax	Tax Benefit	Net-of-Tax

Cash flow hedges (1)	$(14,751,900)	$3,564,059	$(11,187,841)
Other comprehensive loss	$(14,751,900)	$3,564,059	$(11,187,841)